Details of Significant Accounts (Details) - Schedule of Finance Costs - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest expense
Bank borrowings	$ 1,387	$ 1,542
Lease liabilities	93	124
Total	$ 1,480	$ 1,666